EQUITY	12 Months Ended
Dec. 31, 2022
Equity [abstract]
EQUITY	EQUITY
Our company’s equity is comprised of the following shares:

	Class C Shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2021	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2021	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2022	2,103,677	$53
In conjunction with the special distribution, our company issued approximately 69.5 million exchangeable shares, 2 class B share and 2.1 million class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 14, Financial Liabilities, for further details related to exchangeable and class B shares.
The value of share capital, which relates to the class C shares, is determined based on the opening price of a unit on March 31, 2020, the date of the special distribution.